Credit facility (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 16, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalent		$ 16,133	$ 29,268
Loans receivable, net		61,717	56,841
Interest expense		6,064	4,640	$ 4,109
Credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Description for interest rate	the Company amended its credit facility to lower the effective interest rate from a maximum of LIBOR plus 9%, to LIBOR plus 8%. In June 2023, this was transitioned to SOFR plus 8% upon the cessation of USD LIBOR
Description for fee payable under facility	There is a 0.33% fee on the available but undrawn portion of the $60,000 facility.
Undrawn portion under credit facility	$ 60,000
Cash and cash equivalent		61,717	56,841
Loans receivable, net		316	288
Notional amount		$ 60,000
Borrowings maturity date		Jul. 02, 2025
Principal And Interest Outstanding Balance		$ 49,405	46,180
Interest expense		$ 6,064	$ 4,640